GENERAL - Identifiable net assets of Gesher (Details)		6 Months Ended
	Jan. 25, 2023 USD ($) $ / shares	Jun. 30, 2023 USD ($) Options	Dec. 31, 2022 Options	Jun. 30, 2022 Options	Dec. 31, 2021 Options	Dec. 31, 2020 Options
Disclosure of detailed information about biological assets [line items]
Shares issued to Gesher shareholders | Options		1,195,671	1,228,410	1,600,499	1,600,499	0
IFRS 2 Listing expenses (A+B-C)	$ 46,717,000	$ 46,717,000
Gesher
Disclosure of detailed information about biological assets [line items]
Shares issued to Gesher shareholders	4,287,156
Opening price of the Company's share on Nasdaq as of January 25, 2023 ($) | $ / shares	$ 10.23
(A) Fair value of the Company's shares issued to Gesher shareholders	$ 43,858,000
Opening price of the Company's warrants on Nasdaq as of January 25, 2023 ($) | $ / shares	$ 0.74
(B) Fair value of the Company's warrants issued to Gesher shareholders	$ 9,012,000
Gesher's cash in trust	8,127,000
Gesher's liabilities	(1,974,000)
(C) Net assets of Gesher	6,153,000
IFRS 2 Listing expenses (A+B-C)	$ 46,717,000
Gesher | Warrants
Disclosure of detailed information about biological assets [line items]
Shares issued to Gesher shareholders	12,250,000